Prepaid expenses and other current assets - Summary of prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid advertising	€ 6,284	€ 5,078
Other prepaid expenses	2,035	4,968
Other assets	350	227
Total	€ 8,669	€ 10,273